SEGMENTED INFORMATION (Tables)	6 Months Ended
Jun. 30, 2025
Schedule Of consolidated statements of operations for revenue
	Three months ended June 30,		Six months ended June 30,
	2025	2024	2025	2024
Silver	$9,048	$6,748	$15,948	$11,784
Copper	7,275	5,926	14,335	11,832
Gold	6,741	3,502	13,117	6,535
Penalties, treatment costs and refining charges	(1,259)	(1,389)	(2,759)	(2,971)
Total revenue from mining operations	$21,805	$14,787	$40,641	$27,180

Schedule Of customers accounted for total revenues
	Three months ended June 30,		Six months ended June 30,
	2025	2024	2025	2024
Customer #1	$19,791	$12,691	$37,484	$21,287
Customer #2	2,014	437	3,157	450
Other customers	-	1,659	-	5,443
Total revenue from mining operations	$21,805	$14,787	$40,641	$27,180

Schedule Of Geographical information relating non-current assets
	June 30, 2025	December 31, 2024
Exploration and evaluation assets - Mexico	$16,129	$52,890
Exploration and evaluation assets - Canada	-	-
Total exploration and evaluation assets	$16,129	$52,890

	June 30, 2025	December 31, 2024
Plant, equipment, and mining properties - Mexico	$95,193	$53,400
Plant, equipment, and mining properties - Canada	373	401
Total plant, equipment, and mining properties	$95,566	$53,801